Consolidated Statement of Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Common Stock [Member]	Preferred Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total U.S. Bancorp Shareholders' Equity [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2015		$ 46,817	$ 21	$ 5,501	$ 8,376	$ 46,377	$ (13,125)	$ (1,019)	$ 46,131	$ 686
Shares, Beginning Balance at Dec. 31, 2015			1,745
Net income (loss)		5,944				5,888			5,888	56
Other comprehensive income (loss)		(516)						(516)	(516)
Preferred stock dividends	[1]	(281)				(281)			(281)
Common stock dividends		(1,842)				(1,842)			(1,842)
Issuance of common and treasury stock		374			(71)		445		374
Issuance of common and treasury stock, shares			13
Purchase of treasury stock		$ (2,600)					(2,600)		(2,600)
Purchase of treasury stock, shares		(61)	(61)
Distributions to noncontrolling interests		$ (56)								(56)
Purchase of noncontrolling interests		(40)			1	9			10	(50)
Net other changes in noncontrolling interests		(1)								(1)
Stock option and restricted stock grants		134			134				134
Ending Balance at Dec. 31, 2016		47,933	$ 21	5,501	8,440	50,151	(15,280)	(1,535)	47,298	635
Shares, Ending Balance at Dec. 31, 2016			1,697
Net income (loss)		6,253				6,218			6,218	35
Other comprehensive income (loss)		131						131	131
Preferred stock dividends	[2]	(267)				(267)			(267)
Common stock dividends		(1,950)				(1,950)			(1,950)
Issuance of preferred stock		993		993					993
Redemption of preferred stock		(1,085)		(1,075)		(10)			(1,085)
Issuance of common and treasury stock		162			(138)		300		162
Issuance of common and treasury stock, shares			8
Purchase of treasury stock		$ (2,622)					(2,622)		(2,622)
Purchase of treasury stock, shares		(49)	(49)
Distributions to noncontrolling interests		$ (47)								(47)
Net other changes in noncontrolling interests		3								3
Stock option and restricted stock grants		162			162				162
Ending Balance at Dec. 31, 2017		$ 49,666	$ 21	5,419	8,464	54,142	(17,602)	(1,404)	49,040	626
Shares, Ending Balance at Dec. 31, 2017		1,700	1,656
Changes in accounting principles at Dec. 31, 2017	[3]	$ (1)				299		(300)	(1)
Net income (loss)		7,124				7,096			7,096	28
Other comprehensive income (loss)		(618)						(618)	(618)
Preferred stock dividends	[4]	(282)				(282)			(282)
Common stock dividends		(2,190)				(2,190)			(2,190)
Issuance of preferred stock		565		565					565
Issuance of common and treasury stock		91			(167)		258		91
Issuance of common and treasury stock, shares			6
Purchase of treasury stock		$ (2,844)					(2,844)		(2,844)
Purchase of treasury stock, shares		(54)	(54)
Distributions to noncontrolling interests		$ (31)								(31)
Net other changes in noncontrolling interests		5								5
Stock option and restricted stock grants		172			172				172
Ending Balance at Dec. 31, 2018		$ 51,657	$ 21	$ 5,984	$ 8,469	$ 59,065	$ (20,188)	$ (2,322)	$ 51,029	$ 628
Shares, Ending Balance at Dec. 31, 2018		1,600	1,608

[1]	Reflects dividends declared per share on the Company's Series A, Series B, Series F, Series G, Series H and Series I Non-Cumulative Perpetual Preferred Stock of $3,558.382, $889.58, $1,625.00, $1,500.00, $1,287.52 and $1,281.25, respectively.
[2]	Reflects dividends declared per share on the Company's Series A, Series B, Series F, Series G, Series H, Series I and Series J Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.15, $1,625.00, $375.00, $1,287.52, $1,281.25 and $890.69, respectively.
[3]	Reflects the adoption of new accounting guidance on January 1, 2018 to reclassify the impact of the reduced federal statutory rate for corporations included in 2017 tax reform legislation from accumulated other comprehensive income to retained earnings.
[4]	Reflects dividends declared per share on the Company's Series A, Series B, Series F, Series H, Series I, Series J and Series K Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.15, $1,625.00, $1,287.52, $1,281.25, $1,325.00 and $576.74, respectively.